FLOW THROUGH SHARE PREMIUM LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FLOW-THROUGH SHARE PREMIUM LIABILITY
Flow through share premium liability at beginning of period	$ 1,335,000	$ 3,991,000
Creation of flow-through share premium liability on issuance of flow-through shares	23,968,000	8,480,000
Settlement of flow-through share premium liability pursuant to qualified expenditures	(12,890,000)	(11,136,000)
Flow through share premium liability at end of period	12,413,000	1,335,000
Flow through share premium liability commitment	74,460,000	41,762,000
Flow through share premium liability remaining commitment	35,804,000	$ 7,023,000
Flow through share premium liability commitment satisfied	$ 38,656,000